Filed electronically with the Securities and Exchange Commission on October 27, 2015

1933 Act File No. 033-86070

1940 Act File No. 811-08606

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933	|X|
Pre-Effective Amendment No	|__|
Post-Effective Amendment No. 44	|X|
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	|X|

Amendment No. 46

DEUTSCHE ASSET ALLOCATION TRUST (Formerly Deutsche Target Date Series)

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 295-1000

John Millette

Vice President and Secretary

One Beacon Street, Boston MA 02108

(Name and Address of Agent for Service)

Copy to: David A. Sturms, Esq.
Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601

It is proposed that this filing will become effective (check appropriate box):

| X |	Immediately upon filing pursuant to paragraph (b)
|__|	On ___________pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On ___________ pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On ___________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
|__|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

This filing relates solely to the following Funds, each a series of the Registrant:

  Deutsche Multi-Asset Conservative Allocation Fund (formerly Deutsche LifeCompass 2015 Fund) – Classes A, B, C and S
  Deutsche Multi-Asset Global Allocation Fund (formerly Deutsche LifeCompass 2020 Fund) – Classes A, B, C and S
  Deutsche Multi-Asset Moderate Allocation Fund (formerly Deutsche LifeCompass 2030 Fund) – Classes A, B, C and S

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 22nd day of October 2015.

DEUTSCHE ASSET ALLOCATION TRUST

By: /s/Brian E. Binder

Brian E. Binder*

President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Brian E. Binder
Brian E. Binder*	President	October 22, 2015

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	October 22, 2015

/s/John W. Ballantine
John W. Ballantine*	Trustee	October 22, 2015

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	October 22, 2015

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	October 22, 2015

/s/Keith R. Fox
Keith R. Fox*	Trustee	October 22, 2015

/s/Paul K. Freeman
Paul K. Freeman*	Trustee	October 22, 2015

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Chairperson and Trustee	October 22, 2015

/s/Richard J. Herring
Richard J. Herring*	Trustee	October 22, 2015

/s/William McClayton
William McClayton*	Vice Chairperson and Trustee	October 22, 2015

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	October 22, 2015

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	October 22, 2015

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	October 22, 2015

*By:

/s/Caroline Pearson

Caroline Pearson**

Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 37, as filed on November 26, 2014 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase